UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: September 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

            The Semi-Annual Report to Stockholders is filed herewith.

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           -----------------------------------------------------------
                                  SMITH BARNEY
                                   MUNI FUNDS
                                CALIFORNIA MONEY
                                MARKET PORTFOLIO
           -----------------------------------------------------------

                    SEMI-ANNUAL REPORT | SEPTEMBER 30, 2003

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(SM)

  Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

           -----------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
           -----------------------------------------------------------

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman .................................................     1
Schedule of Investments ..................................................     3
Statement of Assets and Liabilities ......................................    13
Statement of Operations ..................................................    14
Statements of Changes in Net Assets ......................................    15
Notes to Financial Statements ............................................    16
Financial Highlights .....................................................    21

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

                                                         [PHOTO OMITTED]

                                                         R. JAY GERKEN, CFA
                                                         Chairman, President and
                                                         Chief Executive Officer

Dear Shareholder,

In an effort to jump-start a weak economy, the Federal Reserve reduced short-term interest rates again in late June, driving the federal funds rate(i) to just 1%, its lowest level since the Eisenhower Administration. During this declining-rate environment, yields on fixed-income securities continued to decline from April through June. Meanwhile, many states, including California, have been grappling with budget deficits brought on by the faltering economy, layoffs and declining incomes -- all leading to lower tax revenues.

Shortly after the Fed eased rates in June, long-term bond yields experienced a sharp reversal over the summer. However, the yields on shorter-term municipal fixed-income securities continued to fall and eventually stabilized throughout the remainder of the period.

In this environment, the fund performed as follows:

Smith Barney Muni Funds:
California Money Market Portfolio's Performance

As of September 30, 2003, the seven-day current yield and seven-day effective yield, which reflects compounding, of Class A shares of the fund were both 0.49%.(1) These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

(1) The seven-day current yield and seven-day effective yield, which reflects compounding of Class Y shares of the fund were both 0.63%. Performance for all of the fund's share classes can be found in the Financial Highlights section in this report.


          1    Smith Barney Muni Funds   |  2003 Semi-Annual Report

--------------------------------------------------------------------------------
                 CLASS A SHARES' YIELDS AS OF SEPTEMBER 30, 2003

--------------------------------------------------------------------------------
Seven-day current yield                                                    0.49%
--------------------------------------------------------------------------------
Seven-day effective yield                                                  0.49%
--------------------------------------------------------------------------------

These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax advisor.

--------------------------------------------------------------------------------

At times of uncertainty such as these, investments in short-term fixed-income securities are an effective means of diversification in an overall investment portfolio. And municipal securities can provide income free from federal, and sometimes state and local, income taxes. Accordingly, we believe it is important to develop and stick with a long-range plan. Please work closely with your financial adviser to determine your proper asset allocation based on your risk/reward profile to help you pursue your long-term financial goals.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 9, 2003


The information provided in this letter by the Investment Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings are as of September 30, 2003 and are subject to change. Please refer to pages 3 through 10 for a list of the fund's holdings.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.


          2    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                           September 30, 2003
================================================================================

      FACE
     AMOUNT      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
                            ABAG Finance Authority for Nonprofit Corp.:
$    7,000,000   A-1+          Lease Pass-Through Obligation Series A 1.10% VRDO            $    7,000,000
    10,545,000   A-1+          Lucile Salter Packard Children's Hospital Project
                                  AMBAC-Insured 1.07% VRDO                                      10,545,000
     2,300,000   A-1+          MFH Amber Court Apartments Series A 1.10% VRDO                    2,300,000
                            Alameda Contra Costa Schools Finance Authority
                               (Capital Improvements Financing Project) COP:
     5,350,000   A-1              Series D 1.08% VRDO                                            5,350,000
     1,600,000   A-1              Series E 1.08% VRDO                                            1,600,000
     2,245,000   VMIG 1*    Alvord USD Finance Corp. COP 1.10% VRDO                              2,245,000
     6,180,000   A-1+       Anaheim Housing Authority MFH Park Vista Apartments
                               1.15% VRDO AMT                                                    6,180,000
     5,300,000   A-1        Anaheim UHSD COP FSA-Insured 1.10% VRDO                              5,300,000
     8,000,000   A-1+       Auburn USD COP FSA-Insured 1.05% VRDO                                8,000,000
    35,760,000   A-1+       Bay Area Toll Authority CA Toll Bridge Revenue San Francisco
                               Bay Area Series C AMBAC-Insured 1.05% VRDO                       35,760,000
                            California Cities Home Ownership Authority Lease
                               Purchase Program:
    34,050,000   A-1+             Series A 1.10% VRDO                                           34,050,000
     5,650,000   A-1+             Series B 1.10% VRDO                                            5,650,000
     5,000,000   A-1+       California EFA University of Southern California Series C
                               1.05% due 3/19/04                                                 5,000,000
                            California Health Facilities Finance Authority:
                               Catholic Healthcare MBIA-Insured:
     1,900,000   A-1+             Series B 1.10% VRDO                                            1,900,000
     2,300,000   A-1+             Series C 1.10% VRDO                                            2,300,000
                               Scripps Health Care:
     6,300,000   A-1              Series A 1.05% VRDO                                            6,300,000
     8,000,000   A-1              Series B MBIA-Insured 1.07% VRDO                               8,000,000
    16,285,000   A-1+          Southern California Presbyterian Homes MBIA-Insured
                                  1.08% VRDO                                                    16,285,000
                            California HFA:
                               Home Mortgage:
     1,700,000   A-1+             Series F 1.08% VRDO AMT                                        1,700,000
    20,100,000   A-1              Series U MBIA-Insured 1.10% VRDO AMT                          20,100,000
                               MFH:
     3,000,000   A-1+             Series C 1.30% VRDO AMT                                        3,000,000
     5,700,000   A-1+             Series E 1.13% VRDO AMT                                        5,700,000
     1,200,000   A-1+             Series F 1.08% VRDO AMT                                        1,200,000
    46,850,000   A-1+          Series D FSA-Insured 1.10% VRDO AMT                              46,850,000
                            California Infrastructure & Economic Development Bank:
    18,500,000   A-1+          Academy of Motion Pictures AMBAC-Insured 1.03% VRDO              18,500,000
     4,000,000   NR+           IDR River Ranch 1.10% VRDO AMT                                    4,000,000


                       See Notes to Financial Statements.


          3    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

      FACE
     AMOUNT      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
                               ISO MBIA-Insured:
$   12,200,000   A-1+             Series A 1.10% VRDO                                       $   12,200,000
    12,325,000   A-1+             Series C 1.10% VRDO                                           12,325,000
     2,400,000   A-1           Roller Bearing of America 1.15% VRDO AMT                          2,400,000
                            California PCFA:
                               PCR:
       110,000   A-1+             Santa Clara Valley Disposal Co. Series A
                                    1.10% VRDO AMT                                                 110,000
     7,400,000   P-1              Sierra Pacific Industries Project 1.00% VRDO                   7,400,000
                               Solid Waste:
     4,270,000   NR+              Alameda County Industrial Project Series A
                                    1.15% VRDO AMT                                               4,270,000
     4,360,000   NR+              Athens Disposal Inc. Project Series A 1.15% VRDO AMT           4,360,000
     5,185,000   NR+              Athens Services Project 1.15% VRDO AMT                         5,185,000
     1,660,000   NR+              BLT Enterprises Series 99A 1.15% VRDO AMT                      1,660,000
     7,155,000   NR+              Blue Line Transfer Project 1.15% VRDO AMT                      7,155,000
    15,725,000   NR+              Edco Disposal Corp. Project 1.15% VRDO AMT                    15,725,000
     2,755,000   NR+              Garaventa Enterprises Inc. 1.15% VRDO AMT                      2,755,000
    10,735,000   A-1              Norcal Waste System Inc. 1.20% VRDO AMT                       10,735,000
     8,675,000   NR+              Sierra Pacific Industries Inc. Project 1.10% VRDO AMT          8,675,000
       595,000   NR+              Sonoma Compost Co. Project Series A
                                    1.15% VRDO AMT                                                 595,000
     1,300,000   NR+              South County Sanitary Services Series 99A
                                    1.20% VRDO AMT                                               1,300,000
     5,000,000   A-1+             Waste Management Inc. Project Series A
                                    1.15% VRDO AMT                                               5,000,000
     3,100,000   NR+              Willits Project Series A 1.15% VRDO AMT                        3,100,000
    60,000,000   SP-1+      California School Cash Reserve Program Series A
                               2.00% due 7/6/04                                                 60,499,478
     5,750,000   A-1        California School Facilities Finance Corp. COP Series C
                               1.05% VRDO                                                        5,750,000
     5,280,000   A-1        California State Department of Veteran Affairs MSTC
                               Series 98-47 AMBAC-Insured PART 1.10% VRDO AMT                    5,280,000
                            California State Department of Water Resources:
     7,100,000   A-1+          Series C-5 1.07% VRDO                                             7,100,000
    10,000,000   A-1+          Series C-6 AMBAC-Insured 1.07% VRDO                              10,000,000
     2,000,000   A-1+          Series C-7 FSA-Insured 1.15% VRDO                                 2,000,000
    33,200,000   A-1           Series C-11 1.05% VRDO                                           33,200,000
     7,200,000   A-1+          Series C-14 1.10% VRDO                                            7,200,000
    45,300,000   A-1           Series C-15 1.05% VRDO                                           45,300,000
     6,145,000   A-1+          Series I 0.85% due 10/2/03 TECP                                   6,145,000
                            California State GO MSTC PART:
    24,495,000   A-1           Series 2000-96 AMBAC-Insured 1.10% VRDO                          24,495,000
     3,700,000   A-1+          Series SGA-7 FSA-Insured 1.10% VRDO                               3,700,000


                       See Notes to Financial Statements.


          4    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

      FACE
     AMOUNT      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
$   29,000,000   A-1+          Series SGA-119 FGIC-Insured 1.20% VRDO                       $   29,000,000
    30,300,000   A-1+          Series SGA-136 XLCA-Insured 1.20% VRDO                           30,300,000
    25,000,000   SP-1+      California State Revenue Anticipation Warrants Series B
                               2.00% due 6/16/04                                                25,154,226
                            California Statewide Communities Development Authority IDR:
     2,600,000   A-1+          A&B Die Casting Corp. Series A 1.15% VRDO AMT                     2,600,000
     4,000,000   A-1+          Aegis Assisted Living Properties Series Y 1.15% VRDO AMT          4,000,000
    11,550,000   VMIG 1*       Concordia University Project Series A 1.21% VRDO                 11,550,000
     5,000,000   VMIG 1*       MERLOT Series E FSA-Insured PART 1.09% VRDO                       5,000,000
                               MFH Series A:
     1,625,000   VMIG 1*          Nonprofit's Insurance Alliance 1.10% VRDO                      1,625,000
     3,165,000   A-1+             Oakmont of Danville-Sunrise Project 1.15% VRDO AMT             3,165,000
    10,860,000   A-1        California Transitional Finance Authority FSA-Insured
                               1.03% VRDO                                                       10,860,000
     2,350,000   A-1        Carlsbad USD School Facility Bridge Funding Program
                               FSA-Insured 1.10% VRDO                                            2,350,000
     3,331,000   VMIG 1*    Clipper Tax Exempt Trust COP Series 98-9 AMBAC-Insured
                               PART 1.18% VRDO AMT                                               3,331,000
     1,700,000   VMIG 1*    Concord MFH Bel Air Apartments Issue A 1.10% VRDO                    1,700,000
     3,500,000   VMIG 1*    Contra Costa Water District Munitops Series 99-8
                               FGIC-Insured PART 1.75% due 10/29/03                              3,500,000
     7,675,000   A-1+       Covina RDA MFH Shadowhills Apartments Series A
                               FNMA-Insured 1.08% VRDO                                           7,675,000
     9,230,000   A-1+       Daly City HFA MFH Serramonte Del Ray Series A
                               FNMA-Insured 1.06% VRDO                                           9,230,000
     1,150,000   A-1+       Dublin San Ramon Services District Sewer COP
                               MBIA-Insured 1.05% VRDO                                            1,150,000
                            East Bay MUD Waste Water:
    29,000,000   A-1+          0.85% due 10/6/03 TECP                                           29,000,000
    11,900,000   A-1+          0.85% due 10/11/03 TECP                                          11,900,000
                            Eastern Municipal Water District and Sewer Revenue Series B:
     1,800,000   A-1+          FGIC-Insured 1.05% VRDO                                           1,800,000
    20,000,000   A-1+          MBIA-Insured 1.10% VRDO                                          20,000,000
     5,400,000   VMIG 1*    Elsinore Valley Municipal Water District COP Series A
                               FGIC-Insured 1.05% VRDO                                           5,400,000
     3,600,000   VMIG 1*    Escondido Community Development Authority COP
                               1.10% VRDO AMT                                                    3,600,000
     2,650,000   A-1+       Fresno Sewer Series A FGIC-Insured 1.05% VRDO                        2,650,000
     5,000,000   A-1+       Glendale COP Police Building Project 1.05% VRDO                      5,000,000
                            Golden Empire School Finance Authority Kern High School
                               District:
    10,400,000   A-1+             1.03% VRDO                                                    10,400,000
     5,100,000   A-1+             Series B 1.00% VRDO                                            5,100,000
     6,400,000   A-1+       Hayward Housing Authority Barrington Hills Series A
                               1.10% VRDO                                                        6,400,000


                       See Notes to Financial Statements.


          5    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

      FACE
     AMOUNT      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
$    2,750,000   VMIG 1*    Hayward MFH Tennyson Gardens Apartments Series A
                               1.20% VRDO AMT                                               $    2,750,000
                            Hillsborough COP:
     3,100,000   NR+           Series A 1.08% VRDO                                               3,100,000
                               Water & Sewer Systems Projects:
    15,000,000   A-1+             Series A 1.08% VRDO                                           15,000,000
     1,600,000   NR+              Series B 1.08% VRDO                                            1,600,000
     7,000,000   VMIG 1*    Irvine Improvement Board Assessment District 85-7-I
                               FSA-Insured 1.05% VRDO                                            7,000,000
       300,000   A-1+       Irvine Ranch Water District Condominiums Buildings
                               1.20% VRDO                                                          300,000
     5,950,000   VMIG 1*    Irvine USD Special Tax Community Facilities District No. 01-1
                               1.20% VRDO                                                        5,950,000
     4,200,000   VMIG 1*    Livermore COP Capital Projects AMBAC-Insured 1.03% VRDO              4,200,000
     5,115,000   A-1        Long Beach Health Facilities Memorial Health Services
                               Series 91 1.08% VRDO                                              5,115,000
     2,000,000   VMIG 1*    Long Beach USD Capital Improvement Project AMBAC-Insured
                               1.05% VRDO                                                        2,000,000
                            Los Angeles Capital Asset Lease Corp.:
     9,300,000   A-1+          0.80% due 10/1/03 TECP                                            9,300,000
    14,500,000   A-1+          0.85% due 11/7/03 TECP                                           14,500,000
    18,600,000   A-1+          0.85% due 12/1/03 TECP                                           18,600,000
                            Los Angeles City Harbor Department:
     5,475,000   A-1           0.95% due 11/20/03 TECP AMT                                       5,475,000
     5,775,000   A-1           0.95% due 12/11/03 TECP AMT                                       5,775,000
     3,100,000   A-1+       Los Angeles Community College District Putters Series 216Z
                               MBIA-Insured PART 1.10% VRDO                                      3,100,000
     5,400,000   VMIG 1*    Los Angeles Community RDA MFH Skyline at Southpart
                               1.08% VRDO                                                        5,400,000
    16,000,000   A-1+       Los Angeles Convention & Exhibition Center Authority Lease
                               Revenue Series B-1 AMBAC-Insured 0.97% due 6/16/04               16,000,000
     9,285,000   A-1        Los Angeles County GO MSTC Series 9004 FGIC-Insured
                               PART 1.13% VRDO                                                   9,285,000
                            Los Angeles County Housing Authority MFH:
     3,000,000   A-1+          Canyon Country Villas Project Series H 1.05% VRDO                 3,000,000
       200,000   A-1+          Fountain Park Project 1.05% VRDO AMT                                200,000
     4,300,000   A-1+          Sand Canyon Series F 1.05% VRDO                                   4,300,000
     6,002,000   VMIG 1*       Studio Colony Series C 1.11% VRDO                                 6,002,000
                            Los Angeles County Metropolitan Transportation Authority
                               Sales Tax Revenue:
    10,000,000   A-1+             MBIA-Insured 1.05% VRDO                                       10,000,000
     2,875,000   VMIG 1*          Series 837 PART 1.11% VRDO                                     2,875,000
                                  Series A:
    14,518,000   A-1                0.80% TECP                                                  14,518,000
     5,000,000   A-1                0.85% TECP                                                   5,000,000
     8,030,000   VMIG 1*    Los Angeles County Sanitation District Finance Authority
                               Series 826 FSA-Insured PART 1.00% VRDO                            8,030,000


                       See Notes to Financial Statements.


          6    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

      FACE
     AMOUNT      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
$   38,000,000   SP-1+      Los Angeles County TRAN Series A 2.00% due 6/30/04              $   38,308,946
                            Los Angeles Department of Water & Power:
    10,290,000   A-1+          Power Systems Series A-1 1.05% VRDO                              10,290,000
    12,865,000   A-1+          Putter Series 143 PART MBIA-Insured 1.10% VRDO                   12,865,000
    20,250,000   A-1+          Series B-2 1.05% VRDO                                            20,250,000
    42,000,000   A-1+          Series B-4 1.05% VRDO                                            42,000,000
    10,000,000   A-1           Series B-5 1.05% VRDO                                            10,000,000
     3,300,000   A-1+       Los Angeles MFH Housing Loans to Lenders Series B
                               1.25% VRDO AMT                                                    3,300,000
    25,000,000   SP-1+      Los Angeles USD GO TRAN Series A 2.00% due 7/1/04                   25,198,388
    12,500,000   A-1+       Los Angeles USD Land Acquisition Program Series D
                               AMBAC-Insured 1.03% VRDO                                         12,500,000
     3,600,000   A-1+       Los Angeles USD Putters Series 261Z FGIC-Insured PART
                               1.10% VRDO                                                        3,600,000
                            Los Angeles Waste Water System:
     9,897,500   VMIG 1*       Series 318 FGIC-Insured PART 1.08% VRDO                           9,897,500
    20,000,000   A-1+          Series A 1.25% due 12/5/03                                       20,000,000
     3,000,000   A-1+          Series B 1.25% due 12/5/03                                        3,000,000
     8,000,000   A-1+       Manteca Finance Authority Water Revenue MSTC SGA 147
                               MBIA-Insured PART 1.10% VRDO                                      8,000,000
                            Metropolitan Water District Southern California:
     6,900,000   A-1           Series 01-113 FGIC-Insured PART 1.10% VRDO AMT                    6,900,000
     4,900,000   A-1+          Series B-1 1.20% VRDO                                             4,900,000
    75,000,000   A-1+          Series B-2 1.03% VRDO                                            75,000,000
    16,400,000   A-1+          Series B-2 1.05% VRDO                                            16,400,000
    20,500,000   A-1+       Milpitas MFH Crossing at Montague Series A FNMA-Insured
                               1.15% VRDO AMT                                                   20,500,000
                            MSR Public Power Agency San Juan Project:
    15,700,000   A-1           Series B AMBAC-Insured 1.10% VRDO                                15,700,000
    25,045,000   A-1+          Series E MBIA-Insured 1.10% VRDO                                 25,045,000
    16,057,000   NR+        Northern California Transmission Agency
                               0.85% due 11/3/03 TECP                                           16,057,000
                            Oakland Alameda County Coliseum Project:
    26,100,000   A-1+          Series C-1 1.02% VRDO                                            26,100,000
    33,800,000   A-1+          Series C-2 1.05% VRDO                                            33,800,000
     3,000,000   VMIG 1*    Oakland MERLOT Series M AMBAC-Insured PART
                               1.09% VRDO                                                        3,000,000
     9,500,000   MIG 1*     Oakland TRAN 2.00% due 7/29/04                                       9,570,710
                            Orange County Apartment Development:
     5,275,000   VMIG 1*       Alicia Apartments Series A 1.05% VRDO AMT                         5,275,000
    16,300,000   A-1+          Foothill Oaks Apartments 1.15% VRDO AMT                          16,300,000
    23,500,000   A-1+          Ladera Apartments Series 2-B 1.15% VRDO                          23,500,000
                               WLCO LF Issue G FNMA-Insured:
    10,100,000   A-1+             Series 2 1.10% VRDO                                           10,100,000
    10,500,000   A-1+             Series 3 1.10% VRDO                                           10,500,000


                       See Notes to Financial Statements.


          7    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

      FACE
     AMOUNT      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
$   13,100,000   A-1+       Orange County Housing Authority Oasis Martinique Project
                               1.10% VRDO                                                   $   13,100,000
    12,470,000   VMIG 1*    Palo Alto USD MERLOT Series R FGIC-Insured PART
                               1.09% VRDO                                                       12,470,000
    16,800,000   A-1+       Paramount HFA MFH Century Plaza Apartment Project
                               FNMA-Insured 1.15% VRDO AMT                                      16,800,000
     6,100,000   A-1        Paramount USD COP School Facilities Funding Program
                               1.10% VRDO                                                        6,100,000
     6,380,000   VMIG 1*    Pasadena COP Rose Bowl Improvement Project Series 96
                               1.05% VRDO                                                        6,380,000
    19,675,000   A-1+       Port of Oakland Munitops Series 00-5 FGIC-Insured
                               PART 1.16% VRDO AMT                                              19,675,000
     3,320,000   A-1        Puerto Rico Commonwealth PA 650 PART 1.13% VRDO                      3,320,000
     3,480,000   VMIG 1*    Puerto Rico Highway Transportation Authority MERLOT
                               Series FFF MBIA-Insured PART 1.08% VRDO                           3,480,000
                            Puerto Rico IFA MSTC PART:
    10,000,000   A-1           Series 00-103 1.05% VRDO                                         10,000,000
    11,995,000   A-1           Series 00-106 1.05% VRDO                                         11,995,000
                            Puerto Rico Industrial Tourist Educational Medical &
                               Environmental Control Authority:
    33,630,000   Aa3*             Abbot Laboratories Project 1.30% due 3/1/04                   33,630,000
    16,380,000   A-1+             Putters Series 235 MBIA-Insured PART
                                    1.07% due 6/3/04                                            16,380,000
     2,300,000   A-1        Redwood City PFA COP City Hall Project 1.10% VRDO                    2,300,000
                            Riverside County Community Facilities District Special Tax:
    11,650,000   VMIG 1*       No. 88-4 1.10% VRDO                                              11,650,000
     3,100,000   VMIG 1*       No. 89-1 1.10% VRDO                                               3,100,000
                            Riverside County Housing Authority MFH:
    12,600,000   VMIG 1*       Amanda Park Project Series A 1.15% VRDO AMT                      12,600,000
     2,500,000   A-1+          Countrywood Apartments Series C 1.06% VRDO                        2,500,000
                            Riverside County IDA:
     3,300,000   A-1+          Aluminum Body Corp. Project 1.10% VRDO AMT                        3,300,000
     1,900,000   NR+           Rockwin Corp. Series II 1.10% VRDO AMT                            1,900,000
    17,175,000   A-1+       Riverside-San Bernardino HFA Lease Pass-Through Obligation
                               Series A 1.10% VRDO                                              17,175,000
    23,900,000   A-1+       Sacramento County COP Administration Center & Courthouse
                               Project 1.03% VRDO                                               23,900,000
                            Sacramento County Housing Authority MFH:
     6,000,000   A-1+          Ashford Series D FNMA-Insured 1.10% VRDO                          6,000,000
     5,000,000   A-1+          Stone Creek Apartments FNMA-Insured 1.10% VRDO                    5,000,000
     7,000,000   A-1+       Sacramento County Sanitation District Finance Authority
                               Series C 1.05% VRDO                                               7,000,000
    16,940,000   A-1        Sacramento Finance Authority MSTC Series 2025
                               AMBAC-Insured PART 1.13% VRDO                                    16,940,000
    11,835,000   VMIG 1*    Sacramento MUD Munitops Series 03-17 MBIA-Insured
                               PART 1.13% VRDO                                                  11,835,000


                       See Notes to Financial Statements.


          8    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

      FACE
     AMOUNT      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
                            San Bernardo County COP:
$    7,600,000   A-1+          Capital Improvement Project 1.10% VRDO                       $    7,600,000
     9,000,000   A-1+          Medical Center Project MBIA-Insured 1.11% VRDO                    9,000,000
    15,160,000   SP-1+      San Diego County School District RAN 1.75% due 6/30/04              15,252,979
                            San Diego County Water Authority Series 1:
     7,000,000   A-1+          0.92% due 10/6/03 TECP                                            7,000,000
     5,000,000   A-1+          0.83% due 10/7/03 TECP                                            5,000,000
    11,500,000   A-1+          1.00% due 10/23/03 TECP                                          11,500,000
    56,230,000   A-1+       San Diego HFA 1.10% VRDO                                            56,230,000
    12,000,000   A-1+       San Diego USD MSTC SGA-120 MBIA-Insured PART
                               1.10% VRDO                                                       12,000,000
    10,000,000   VMIG 1*    San Diego Water Munitops Series 98-10 FGIC-Insured
                               PART 1.13% VRDO                                                  10,000,000
    41,340,000   VMIG 1*    San Francisco Airport Munitops Series 00-9 FGIC-Insured
                               PART 1.18% VRDO                                                  41,340,000
     9,865,000   A-1        San Francisco Building Authority Civic Center FGIC-Insured
                               PART 1.13% VRDO AMT                                               9,865,000
                            San Francisco City & County RDA MFH:
     2,100,000   VMIG 1*       Bayside Village Project Series B 1.08% VRDO                       2,100,000
                               Fillmore Center:
     6,600,000   A-1              Series A-1 1.04% VRDO                                          6,600,000
     9,600,000   A-1              Series A-2 1.04% VRDO                                          9,600,000
     5,750,000   A-1              Series B-2 1.06% VRDO                                          5,750,000
     3,200,000   A-1        San Gabriel USD COP School Facilities Funding Program
                               FSA-Insured 1.10% VRDO                                            3,200,000
    23,100,000   NR+        San Gabriel Valley Alameda Corridor
                               0.85% due 11/3/03 TECP                                           23,100,000
                            San Joaquin Transportation Authority TECP:
     4,500,000   A-1+          0.80% due 10/8/03                                                 4,500,000
    19,200,000   A-1+          0.85% due 10/8/03                                                19,200,000
                            San Jose MFH:
     3,000,000   A-1+          Almaden Lake Village Apartment Project 1.12% VRDO AMT             3,000,000
     3,980,000   A-1+          Fairway Glen Series A FGIC-Insured 1.10% VRDO                     3,980,000
    16,050,000   VMIG 1*       Kimberly Woods Apartments Series A 1.10% VRDO                    16,050,000
     6,280,000   VMIG 1*    Santa Ana USD COP 1.05% VRDO                                         6,280,000
    13,260,000   A-1+       Santa Clara County Financing Authority VMC Facility
                               Replacement Project 1.08% VRDO                                   13,260,000
     2,200,000   VMIG 1*    Santa Clara Electric Series B 1.10% VRDO                             2,200,000
     5,200,000   A-1+       Santa Cruz County Housing Authority 1.10% VRDO                       5,200,000
                            Simi Valley MFH:
     5,000,000   A-1+          Lincoln Wood Ranch 1.10% VRDO                                     5,000,000
     7,800,000   VMIG 1*       Shadowridge Apartments 1.15% VRDO                                 7,800,000
    11,090,000   A-1        South Orange PFA MSTC Series 2030 FSA-Insured PART
                               1.13% VRDO                                                       11,090,000


                       See Notes to Financial Statements.


          9    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

      FACE
     AMOUNT      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
                            Southern California Public Power Authority FSA-Insured:
$    6,450,000   A-1+          Transmission-A Project 1.05% VRDO                            $    6,450,000
    27,700,000   A-1+          Transmission-B Project 1.05% VRDO                                27,700,000
       800,000   A-1        Stockton MFH Mariners Pointe Association Series A
                               1.10% VRDO                                                          800,000
     5,000,000   A-1+       Temecula PFA Community Facilities District Harveston
                               Series A 1.10%                                                    5,000,000
    13,800,000   A-1+       Torrance Hospital Authority Little Co. of Mary Hospital
                               1.08% VRDO                                                       13,800,000
                            University of California Board of Regents Series A TECP:
    17,380,000   A-1+          0.85% due 10/8/03                                                17,380,000
    15,000,000   A-1+          0.85% due 10/29/03                                               15,000,000
     6,000,000   A-1+          0.85% due 11/7/03                                                 6,000,000
    30,000,000   A-1+          0.90% due 2/9/04                                                 30,000,000
    10,100,000   A-1+          0.90% due 2/12/04                                                10,100,000
     2,300,000   A-1+       Upland Apartment Development Revenue Mountain Springs
                               Series 98A 1.10% VRDO                                             2,300,000
     2,950,000   A-1+       Upland MFH Northwoods Apartments Project 1.00% VRDO                  2,950,000
     4,375,000   A-1+       Val Verde USD Series C 1.25% VRDO                                    4,375,000
    10,635,000   A-1        Vallejo Capital Improvements Project 1.13% VRDO                     10,635,000
    11,500,000   A-1+       Vernon Electric Systems Malburg Project Series B
                               1.05% VRDO                                                       11,500,000
     4,300,000   VMIG 1*    Walnut Creek MFH Creekside Drive Apartments 1.05% VRDO               4,300,000
     2,335,000   A-1        Westminster COP Civic Center Refinance Program Series B
                               AMBAC-Insured 1.10% VRDO                                          2,335,000
     8,740,000   A-1+       Westminster RDA AMBAC-Insured 1.10% VRDO                             8,740,000
----------------------------------------------------------------------------------------------------------
                            TOTAL INVESTMENTS-- 100.0%
                            (Cost -- $2,350,700,227**)                                      $2,350,700,227
==========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except for those identified by an asterisk (*), which are rated by Moody's Investors Service ("Moody's").
+ Security has not been rated by either Standard & Poor's or Moody's. However, the Board of Trustees has determined this security to be considered a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letters of credit.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 11 and 12 for definitions of ratings and certain abbreviations.

                       See Notes to Financial Statements.


          10    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:
Standard & Poor's Ratings Service ("Standard & Poor's") -- Rating "AA" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each "Aa" rating, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    -- Bonds rated "Aaa" by Moody's are judged to be of the best quality.
          They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

SP-2   -- Standard & Poor's rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+)sign.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

MIG 1  -- Moody's highest rate for short-term municipal obligations.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


          11    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Abbreviations* (unaudited)
================================================================================

ABAG      --  Association of Bay Area Governments
AIG       --  American International Guaranty
AMBAC     --  American Municipal Bond Assurance Corporation
AMT       --  Alternative Minimum Tax
BAN       --  Bond Anticipation Notes
BIG       --  Bond Investors Guaranty
CGIC      --  Capital Guaranty Insurance Company
CHFCLI    --  California Health Facility Construction Loan Insurance
CONNIE
  LEE     --  College Construction Loan Insurance Association
COP       --  Certificate of Participation
CSD       --  Central School District
EDA       --  Economic Development Authority
EFA       --  Educational Facilities Authority
ETM       --  Escrowed To Maturity
FGIC      --  Financial Guaranty Insurance Company
FHA       --  Federal Housing Administration
FHLMC     --  Federal Home Loan Mortgage Corporation
FLAIRS    --  Floating Adjustable Interest Rate Securities
FNMA      --  Federal National Mortgage Association
FRTC      --  Floating Rate Trust Certificates
FSA       --  Financial Security Assurance
GIC       --  Guaranteed Investment Contract
GNMA      --  Government National Mortgage Association
GO        --  General Obligation
HDC       --  Housing Development Corporation
HFA       --  Housing Finance Authority
IBC       --  Insured Bond Certificates
IDA       --  Industrial Development Authority
IDB       --  Industrial Development Board
IDR       --  Industrial Development Revenue
IFA       --  Infrastructure Finance Agency
Inflos    --  Inverse Floaters
ISO       --  Independent System Operator
LOC       --  Letter of Credit
MBIA      --  Municipal Bond Investors Assurance Corporation
MERLOT    --  Municipal Exempt Receipts Liquidity Optional Tender
MFH       --  Multi-Family Housing
MSTC      --  Municipal Securities Trust Certificates
MUD       --  Municipal Utilities District
MVRICS    --  Municipal Variable Rate Inverse Coupon Security
PART      --  Partnership Structure
PCFA      --  Pollution Control Finance Authority
PCR       --  Pollution Control Revenue
PFA       --  Public Financing Authority
RAN       --  Revenue Anticipation Notes
RAW       --  Revenue Anticipation Warrants
RDA       --  Redevelopment Agency
RIBS      --  Residual Interest Bonds
RITES     --  Residual Interest Tax-Exempt Securities
SWAP      --  Swap Structure
TAN       --  Tax Anticipation Notes
TECP      --  Tax Exempt Commercial Paper
TFA       --  Transitional Finance Authority
TOB       --  Tender Option Bond Structure
TRAN      --  Tax and Revenue Anticipation Notes
UFSD      --  Unified Free School District
UHSD      --  Unified High School District
USD       --  Unified School District
VA        --  Veterans Administration
VRDO      --  Variable Rate Demand Obligation
VRWE      --  Variable Rate Wednesday Demand
XLCA      --  XL Capital Assurance

--------------
*     Abbreviations may or may not appear in the schedule of investments.


          12    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)               September 30, 2003
================================================================================

ASSETS:
   Investments, at amortized cost                                 $2,350,700,227
   Cash                                                                   70,158
   Receivable for Fund shares sold                                    16,340,604
   Receivable for securities sold                                     10,794,118
   Interest receivable                                                 3,582,015
   Prepaid expenses                                                        8,647
   Other assets                                                           21,846
--------------------------------------------------------------------------------
   Total Assets                                                    2,381,517,615
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund shares reacquired                                 40,052,560
   Payable for securities purchased                                   38,082,286
   Management fee payable                                                893,142
   Dividends payable                                                     452,742
   Distribution plan fees payable                                         64,294
   Deferred compensation payable                                          21,846
   Accrued expenses                                                      378,990
--------------------------------------------------------------------------------
   Total Liabilities                                                  79,945,860
--------------------------------------------------------------------------------
Total Net Assets                                                  $2,301,571,755
================================================================================

NET ASSETS:
   Par value of shares of beneficial interest                     $    2,301,491
   Capital paid in excess of par value                             2,299,269,273
   Accumulated net realized gain from investment transactions                991
--------------------------------------------------------------------------------
Total Net Assets                                                  $2,301,571,755
================================================================================

Shares Outstanding:
   Class A                                                         2,301,488,459
   -----------------------------------------------------------------------------
   Class Y                                                                 2,660
   -----------------------------------------------------------------------------
Net Asset Value, per share:
   Class A (and redemption price)                                 $         1.00
   -----------------------------------------------------------------------------
   Class Y (and redemption price)                                 $         1.00
   =============================================================================

                       See Notes to Financial Statements.


          13    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended September 30, 2003

INVESTMENT INCOME:
   Interest                                                          $12,464,072
--------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 4)                                             5,683,788
   Distribution plan fees (Note 5)                                     1,188,231
   Shareholder servicing fees (Note 5)                                   187,588
   Custody                                                                71,788
   Shareholder communications (Note 5)                                    23,272
   Registration fees                                                      19,947
   Audit and legal                                                        16,488
   Trustees' fees                                                         12,055
   Other                                                                  16,722
--------------------------------------------------------------------------------
   Total Expenses                                                      7,219,879
--------------------------------------------------------------------------------
Net Investment Income                                                  5,244,193
--------------------------------------------------------------------------------
Net Realized Gain From Investment Transactions                               991
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $ 5,245,184
================================================================================

                       See Notes to Financial Statements.


          14    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended September 30, 2003 (unaudited) and the Year Ended March 31, 2003

                                                                               September 30        March 31
================================================================================================================
OPERATIONS:
   Net investment income                                                     $     5,244,193    $    19,311,248
   Net realized gain                                                                     991            177,578
----------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                          5,245,184         19,488,826
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 6):
   Net investment income                                                          (5,244,193)       (19,311,248)
----------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                                                (5,244,193)       (19,311,248)
----------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net proceeds from sale of shares                                            4,267,943,546      7,983,425,382
   Net asset value of shares issued for reinvestment of dividends                  5,249,029         19,660,893
   Cost of shares reacquired                                                  (4,359,762,096)    (8,233,462,785)
----------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Fund Share Transactions                                                     (86,569,521)      (230,376,510)
----------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                           (86,568,530)      (230,198,932)

NET ASSETS:
   Beginning of period                                                         2,388,140,285      2,618,339,217
----------------------------------------------------------------------------------------------------------------
   End of period                                                             $ 2,301,571,755    $ 2,388,140,285
================================================================================================================

                       See Notes to Financial Statements.


          15    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.    Significant Accounting Policies

The California Money Market Portfolio ("Fund"), a separate investment fund of the Smith Barney Muni Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of this Fund and eight other separate investment funds: Florida, Georgia, Limited Term, New York, National, Pennsylvania, Massachusetts Money Market and New York Money Market Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) gains or losses on the sale of securities are calculated by using the specific identification method; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Fund Concentration

Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.


          16    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

3.    Exempt-Interest Dividends and Other Distributions

The Fund declares and records a dividend of substantially all its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4.    Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Effective July 1, 2003, the Fund pays SBFM a management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund's average daily net assets; 0.450% on the next $1 billion; 0.425% on the next $3 billion of the Fund's average daily net assets; 0.400% on the next $5 billion and 0.375% on the Fund's average daily net assets in excess of $10 billion. This fee is calculated daily and paid monthly.

Prior to July 1, 2003, the Fund paid SBFM a management fee calculated at an annual rate of 0.50% on the first $2.5 billion of average daily net assets; 0.475% on the next $2.5 billion and 0.45% on the average daily net assets in excess of $5 billion. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPCis responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2003, the Fund paid transfer agent fees of $198,002 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.


          17    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

5.    Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A shares calculated at an annual rate of 0.10% of the average daily net assets of that class. For the six months ended September 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were $1,188,231.

For the six months ended September 30, 2003, total Shareholder Servicing fees were as follows:

                                                      Class A         Class Y
================================================================================
Shareholder Servicing Fees                            $187,588          $0*
================================================================================

For the six months ended September 30, 2003, total Shareholder Communication expenses were as follows:

                                                      Class A         Class Y
================================================================================
Shareholder Communication Expenses                    $23,272           $0*
================================================================================

*     Amount represents less than $1.00.

6.    Distributions Paid to Shareholders by Class

                                      Six Months Ended             Year Ended
                                     September 30, 2003          March 31, 2003
================================================================================
Net Investment Income
Class A                                  $5,244,185                $19,311,225
Class Y                                           8                         23
--------------------------------------------------------------------------------
Total                                    $5,244,193                $19,311,248
================================================================================

7.    Shares of Beneficial Interest

At September 30, 2003, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.


          18    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Transactions in shares of the Fund were as follows:

                                       Six Months Ended             Year Ended
                                      September 30, 2003          March 31, 2003
================================================================================
Class A
Shares sold                             4,267,943,546             7,983,425,382
Shares issued on reinvestment               5,249,020                19,660,865
Shares reacquired                      (4,359,762,096)           (8,233,462,785)
--------------------------------------------------------------------------------
Net Decrease                              (86,569,530)             (230,376,538)
================================================================================
Class Y
Shares sold                                        --                        --
Shares issued on reinvestment                       9                        28
Shares reacquired                                  --                        --
--------------------------------------------------------------------------------
Net Increase                                        9                        28
================================================================================

8.  Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.


          19    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


          20    Smith Barney Muni Funds   |  2003 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                    2003(1)          2003           2002           2001           2000          1999
=====================================================================================================================
Net Asset Value,
   Beginning of Period          $   1.00         $   1.00       $   1.00       $   1.00       $   1.00       $  1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income              0.002            0.008          0.016          0.030          0.025         0.026
Dividends from net
   investment income              (0.002)          (0.008)        (0.016)        (0.030)        (0.025)       (0.026)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                $   1.00         $   1.00       $   1.00       $   1.00       $   1.00       $  1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                        0.22%++          0.76%          1.66%          3.03%          2.49%         2.61%
---------------------------------------------------------------------------------------------------------------------
Net Assets,
   End of Period (millions)     $  2,302         $  2,388       $  2,618       $  3,355       $  3,095       $ 2,136
---------------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
   Expenses(2)                      0.61%+           0.64%          0.63%          0.63           0.66%         0.64%
   Net investment income            0.44+            0.76           1.67           2.97           2.46          2.55
=====================================================================================================================

Class Y Shares                    2003(1)          2003           2002           2001           2000          1999
=====================================================================================================================
Net Asset Value,
   Beginning of Period          $   1.00         $   1.00       $   1.00       $   1.00       $   1.00       $  1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income              0.003            0.010          0.018          0.031          0.025          0.026
Dividends from net
   investment income              (0.003)          (0.010)        (0.018)        (0.031)        (0.025)        (0.026)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                $   1.00         $   1.00       $   1.00       $   1.00       $   1.00       $  1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                        0.33%++          1.02%          1.78%          3.12%          2.57%         2.60%
---------------------------------------------------------------------------------------------------------------------
Net Assets,
   End of Period (000s)         $      3         $      3       $      3       $      3       $      2       $     2
---------------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
   Expenses(3)                      0.53%+           0.53%          0.54%          0.54%          0.55%         0.51%
   Net investment income            0.60+            0.87           1.72           3.06           2.58          2.68
=====================================================================================================================

(1)   For the six months ended September 30, 2003 (unaudited).
(2) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.
(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.70%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


          21    Smith Barney Muni Funds   |  2003 Semi-Annual Report

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


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


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

--------------------------------------------------------------------------------
SMITH BARNEY
 MUNI FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup*
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA
Vice President and
Investment Officer

Joseph P. Deane
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel*
Secretary and
Chief Legal Officer

INVESTMENT
MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699


*As of November 25, 2003.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Muni Funds
--------------------------------------------------------------------------------

California Money Market
Portfolio

The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.

This report is submitted for general information of the shareholders of Smith Barney Muni Funds -- California Money Market Portfolio, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY MUNIFUNDS
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

(C)2003 Citigroup Global Markets Inc.

Member NASD, SIPC

FD0805 11/03                                                             03-5681

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: December 15, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: December 15, 2003

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Muni Funds

Date: December 15, 2003